Consolidated Statement of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
OPERATING
Net income (loss)	$ 126,516,000	$ 117,970,000
Items not affecting cash
Restricted share expense	2,759,000	2,004,000
Write-off of deferred financing costs	0	1,240,000
Write-off of landfill development assets	0	0
Accretion of landfill closure and post-closure costs	6,132,000	5,655,000
Goodwill impairment	0	0
Amortization of intangibles	56,421,000	62,929,000
Amortization of capital assets	152,895,000	152,728,000
Amortization of landfill assets	76,289,000	80,834,000
Interest on long-term debt (amortization of deferred financing costs)	3,418,000	3,436,000
Non-cash interest income	(216,000)	0
Net (gain) loss on sale of capital assets	(17,905,000)	(7,793,000)
Net (gain) loss on financial instruments	24,214,000	(4,282,000)
Re-measurement gain on previously held equity investment	(5,156,000)	0
Deferred income taxes	(350,000)	28,908,000
Net loss from equity accounted investee	82,000	(148,000)
Landfill closure and post-closure expenditures	(4,696,000)	(4,276,000)
Changes in non-cash working capital items	(20,677,000)	11,530,000
Cash generated from operating activities	399,726,000	450,735,000
INVESTING
Acquisitions	(77,698,000)	(3,273,000)
Purchase of investment	0	(1,746,000)
Restricted cash deposits	(23,000)	(22,000)
Investment in other receivables	(253,000)	(134,000)
Proceeds from other receivables	76,000	556,000
Funded landfill post-closure costs	(1,569,000)	(1,134,000)
Purchase of capital assets	(182,834,000)	(208,202,000)
Purchase of landfill assets	(54,579,000)	(65,660,000)
Proceeds from the sale of capital assets	28,528,000	21,183,000
Investment in landfill development assets	(1,103,000)	(3,334,000)
Cash utilized in investing activities	(289,455,000)	(261,766,000)
FINANCING
Payment of deferred financing costs	(48,000)	(4,762,000)
Proceeds from long-term debt	358,682,000	770,139,000
Repayment of long-term debt	(305,339,000)	(880,800,000)
Proceeds from the exercise of stock options	123,000	112,000
Repurchase of common shares	(80,770,000)	(14,000)
Purchase of restricted shares	(3,920,000)	(4,462,000)
Dividends paid to share and participating preferred share holders	(63,475,000)	(63,725,000)
Cash (utilized in) generated from financing activities	(94,747,000)	(183,512,000)
Effect of foreign currency translation on cash and cash equivalents	(5,868,000)	(3,417,000)
NET CASH INFLOW (OUTFLOW)	9,656,000	2,040,000
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	31,980,000	29,940,000
CASH AND CASH EQUIVALENTS, END OF YEAR	41,636,000	31,980,000
Cash and cash equivalents are comprised of:
Cash	37,324,000	28,200,000
Cash equivalents	4,312,000	3,780,000
Total cash and cash equivalents	41,636,000	31,980,000
Cash paid during the year for:
Income taxes	35,333,000	35,429,000
Interest	$ 60,358,000	$ 62,336,000